LVIP Delaware Mid Cap Value Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.41%
Airlines–1.25%
†Southwest Airlines	247,900	$ 12,749,497
		12,749,497
Auto Components–1.16%
†Aptiv	79,600	11,858,012
		11,858,012
Banks–8.98%
East West Bancorp	340,000	26,363,600
Hancock Whitney	243,800	11,487,856
KeyCorp	775,000	16,755,500
Signature Bank	52,100	14,185,788
Synovus Financial	246,500	10,818,885
Western Alliance Bancorp	109,200	11,883,144
		91,494,773
Building Products–1.35%
Johnson Controls International	201,895	13,745,012
		13,745,012
Capital Markets–3.17%
Affiliated Managers Group	65,600	9,911,504
Raymond James Financial	242,625	22,389,435
		32,300,939
Chemicals–3.33%
†Axalta Coating Systems	207,500	6,056,925
Celanese	71,400	10,755,696
Huntsman	576,600	17,061,594
		33,874,215
Commercial Services & Supplies–0.80%
Brink's	129,200	8,178,360
		8,178,360
Communications Equipment–0.81%
†Ciena	161,000	8,267,350
		8,267,350
Construction & Engineering–3.36%
†AECOM	210,000	13,261,500
Quanta Services	184,100	20,954,262
		34,215,762
Consumer Finance–1.97%
Synchrony Financial	409,800	20,031,024
		20,031,024
Containers & Packaging–3.32%
†Berry Global Group	207,482	12,631,504
Crown Holdings	99,100	9,987,298
Graphic Packaging Holding	589,700	11,227,888
		33,846,690
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.83%
Service Corp International	140,550	$ 8,469,543
		8,469,543
Electric Utilities–2.20%
Edison International	124,300	6,894,921
NRG Energy	242,700	9,909,441
Xcel Energy	90,400	5,650,000
		22,454,362
Electrical Equipment–0.60%
AMETEK	48,900	6,064,089
		6,064,089
Electronic Equipment, Instruments & Components–3.31%
Avnet	210,300	7,774,791
†Flex	669,241	11,832,181
†Keysight Technologies	85,750	14,087,867
		33,694,839
Equity Real Estate Investment Trusts–7.57%
Apartment Income REIT	195,059	9,520,830
Brandywine Realty Trust	569,700	7,645,374
†Host Hotels & Resorts	399,300	6,520,569
Kimco Realty	500,100	10,377,075
Life Storage	87,550	10,045,487
MGM Growth Properties Class A	297,500	11,394,250
Outfront Media	365,800	9,218,160
Spirit Realty Capital	269,300	12,398,572
		77,120,317
Food & Staples Retailing–0.65%
†U.S. Foods Holding	190,200	6,592,332
		6,592,332
Food Products–2.30%
Campbell Soup	85,600	3,578,936
Conagra Brands	193,200	6,543,684
Kellogg	103,300	6,602,936
Tyson Foods Class A	84,900	6,702,006
		23,427,562
Health Care Equipment & Supplies–2.13%
STERIS	47,000	9,601,160
Zimmer Biomet Holdings	82,900	12,133,244
		21,734,404
Health Care Providers & Services–2.20%
AmerisourceBergen	81,300	9,711,285
Quest Diagnostics	87,400	12,700,094
		22,411,379
Hotels, Restaurants & Leisure–2.26%
Darden Restaurants	56,450	8,550,481
LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Marriott International Class A	97,840	$ 14,489,126
		23,039,607
Household Durables–1.64%
DR Horton	198,733	16,687,610
		16,687,610
Insurance–6.78%
Allstate	118,200	15,048,042
American Financial Group	57,950	7,291,849
Assurant	69,600	10,979,400
Globe Life	95,250	8,480,107
Hartford Financial Services Group	255,600	17,955,900
Reinsurance Group of America	83,700	9,312,462
		69,067,760
IT Services–0.45%
†Fiserv	42,700	4,632,950
		4,632,950
Leisure Products–1.48%
Hasbro	75,600	6,745,032
Polaris	69,600	8,328,336
		15,073,368
Life Sciences Tools & Services–2.49%
Agilent Technologies	111,900	17,627,607
†Syneos Health	88,500	7,741,980
		25,369,587
Machinery–4.71%
†Gates Industrial	453,000	7,370,310
ITT	196,600	16,876,144
Oshkosh	98,700	10,103,919
Stanley Black & Decker	77,700	13,621,587
		47,971,960
Marine–0.53%
†Kirby	113,200	5,429,072
		5,429,072
Media–1.09%
Cable One	3,800	6,889,894
ViacomCBS Class B Class B	106,400	4,203,864
		11,093,758
Metals & Mining–1.25%
†Alcoa	151,700	7,424,198
Newmont	98,300	5,337,690
		12,761,888
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.65%
†Dollar Tree	69,300	$ 6,633,396
		6,633,396
Multi-Utilities–3.68%
CMS Energy	182,100	10,876,833
MDU Resources Group	231,600	6,871,572
Public Service Enterprise Group	214,900	13,087,410
WEC Energy Group	75,600	6,667,920
		37,503,735
Oil, Gas & Consumable Fuels–5.28%
Cabot Oil & Gas	453,100	9,859,456
Hess	291,900	22,800,309
Marathon Oil	1,089,400	14,892,098
Valero Energy	87,700	6,188,989
		53,740,852
Paper & Forest Products–0.75%
Louisiana-Pacific	124,200	7,622,154
		7,622,154
Professional Services–2.54%
KBR	483,800	19,061,720
ManpowerGroup	63,000	6,821,640
		25,883,360
Road & Rail–1.15%
CSX	145,300	4,321,222
JB Hunt Transport Services	44,500	7,441,290
		11,762,512
Semiconductors & Semiconductor Equipment–3.94%
†ON Semiconductor	222,700	10,192,979
†Qorvo	76,700	12,823,473
Teradyne	156,800	17,117,856
		40,134,308
Software–2.08%
Citrix Systems	24,000	2,576,880
†Synopsys	62,000	18,563,420
		21,140,300
Specialty Retail–1.99%
†AutoZone	8,200	13,923,518
Ross Stores	58,400	6,356,840
		20,280,358
Technology Hardware, Storage & Peripherals–0.36%
†Western Digital	65,700	3,708,108
		3,708,108
Textiles, Apparel & Luxury Goods–1.08%
†PVH	38,900	3,998,531

LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
VF	103,800	$ 6,953,562
		10,952,093
Trading Companies & Distributors–0.94%
†United Rentals	27,300	9,580,389
		9,580,389
Total Common Stock (Cost $598,090,220)		1,002,599,586

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.55%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	15,774,797	$ 15,774,797
Total Money Market Fund (Cost $15,774,797)		15,774,797

TOTAL INVESTMENTS–99.96% (Cost $613,865,017)	1,018,374,383
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	453,710
NET ASSETS APPLICABLE TO 24,144,123 SHARES OUTSTANDING–100.00%	$1,018,828,093

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Mid Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,002,599,586	$—	$—	$1,002,599,586
Money Market Fund	15,774,797	—	—	15,774,797
Total Investments	$1,018,374,383	$—	$—	$1,018,374,383
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Mid Cap Value Fund–4